Mortgage Banking Activities, Managed Servicing Portfolio Components (Details) - USD ($) $ in Billions	Dec. 31, 2015	Dec. 31, 2014
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,778	$ 1,861
Total managed servicing portfolio	$ 2,256	$ 2,327
Ratio of MSRs to related loans serviced for others	0.77%	0.75%
Residential mortgage servicing rights [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,300	$ 1,405
Owned loans serviced	345	342
Subserviced for others	4	5
Total managed servicing portfolio	1,649	1,752
Commercial mortgage servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	478	456
Owned loans serviced	122	112
Subserviced for others	7	7
Total managed servicing portfolio	$ 607	$ 575